INVESTMENTS	6 Months Ended
Jun. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS
NOTE 4 – INVESTMENTS

Artemis Therapeutics, Inc.

As of June 30, 2020, the Company owns 198,311 shares or 3.8% of the outstanding common stock of Artemis Therapeutics, Inc (“ATMS”).

The Company suspended its use of the equity method to accounting for this investment in 2007 after its investment balance was reduced to zero.

As of June 30, 2020, and December 31, 2019, the Company’s share of the underlying net assets of ATMS does not exceed the Company’s carrying value of its investment in ATMS ($0 as of June 30, 2020 and December 31, 2019). The market value of the Company's investment in ATMS as of June 30, 2020 and December 31, 2019 is $48 and $10, respectively.

The Company evaluated the stock price of ATMS, but as the number of shares that are being traded is low and as  ATMS still does not have any revenue the Company determined that the value of the investment is impaired and accordingly, valued the investment at zero.

Freezone I-SEC Korea Inc.

In April 2018, the Company signed a Joint Venture Agreement with a South Korean Company in order to establish a Joint Venture Company (“JVC”) and to provide aviation security and non-security services in South Korea. Each one of the parties holds 50% (fifty percent) of the JVC’s equity. The Company uses the equity method for this investment. As of June 30, 2020, and December 31, 2019, the Company’s investment is approximately 363,640 and 381,332 KRW respectively ($303 as of June 30, 2020 and $330 as of December 31, 2019). For the periods ended June 30, 2020 and 2019, the Company recognized a profit (loss) in its consolidated statement of operations of (17,659) and 50,073 KRW, respectively ($(14) and $45 as of June 30, 2020, and 2019 respectively) from its investment in the JVC.

Arrow Ecology & Engineering Overseas (1999)

In December 2019, the Company invested an amount of $1,750 in Arrow Ecology & Engineering Overseas (1999) Ltd (“Arrow”), a limited company incorporated in Israel. Arrow develops and operates a sustainable green process to recycle mixed and sorted municipal solid waste. The Company purchased few types of shares representing 23.3% of Arrow’s equity for an amount of $22 and shareholders loans were purchased for a price of $1,728. The Company uses the equity method for this investment. For the period ended June 30, 2020, the Company recognized loss in its consolidated statement of operations of $75 from its investment in Arrow.

The Company has an agreement with an entity related to its main shareholder, according to which, if the value of the investment decrease, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $1,750. The guarantee is effective immediately as of the date of purchase and terminates after three years. Some Directors and managers of Arrow are related parties of the Company.